Note 40 - Financial Instruments Risks - Exposure to Credit Risks (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Financial Assets at Amortised Cost Abstract
CASH AND CASH EQUIVALENTS	$ 99,105,461,000	$ 56,453,684,000	$ 88,746,425,000	$ 88,746,425,000
Reverse Repurchase Agreements Without Allowance	12,861,116,000	9,345,877,000	107,461,000
Other Financial Assets at Amortised Cost	9,237,237,000	3,414,951,000	1,234,350,000
Loans and Advances	185,682,307,000	191,774,986,000	147,725,369,000
Financial Assets at Fair Value Through Profit or Loss Abstract
Debt Securities FVTPL	7,508,099,000	8,588,127,000	6,764,936,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Financial Assets at Fair Value Through Other Comprehensive Income Abstract
Debt Securities FVOCI Without Allowance	24,821,610,000	25,207,899,000	17,216,324,000
Financial Assets with Exposure to Credit Risk	339,807,248,000	294,996,280,000	261,893,852,000
Financial Guarantees and Loan Commitments Abstract
Advances and Loans Agreed not Used	140,535,333,000	162,099,880,000	127,401,476,000
Guarantees Granted	1,889,557,000	1,164,947,000	729,939,000
Liabilities for Foreign Trade Transactions	141,321,000	158,598,000	179,588,000
Letters of Credit	462,080,000	519,399,000	461,670,000
Financial Guarantees and Loan Commitments with Exposure to Credit Risks	$ 143,028,291,000	$ 163,942,824,000	$ 128,772,673,000